Accumulated other comprehensive income (loss), net of tax (Changes in Each Component of AOCI) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		¥ 10,431,187	¥ 9,725,134
Less: reclassification adjustments for losses (gains) included in net income		(27,494)
Change during year		(51,591)	336,163	¥ 209,687
Balance at end of fiscal year		10,549,924	10,431,187	9,725,134
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	[1]	984,578	649,395	440,112
Change during year	[1]	(52,799)	335,184	209,283
Balance at end of fiscal year	[1]	931,779	984,578	649,395
Net unrealized gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		2,061	(31,084)	(25,046)
Unrealized gains (losses) during year		(48,349)	20,972	(7,472)
Less: reclassification adjustments for losses (gains) included in net income		10,231	12,173	1,434
Change during year		(38,118)	33,145	(6,038)
Balance at end of fiscal year		(36,056)	2,061	(31,084)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		467,864	227,660	94,104
Foreign currency translation adjustments during year		52,255	258,887	133,556
Less: reclassification adjustments for losses (gains) included in net income		(3,038)	(18,682)	0
Change during year		49,217	240,204	133,556
Balance at end of fiscal year		517,081	467,864	227,660
Defined benefit plan adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		499,663	423,677	355,355
Unrealized gains (losses) during year		(42,062)	97,847	86,326
Less: reclassification adjustments for losses (gains) included in net income		(35,086)	(21,861)	(18,004)
Change during year		(77,148)	75,986	68,322
Balance at end of fiscal year		422,515	499,663	423,677
Accumulated Own Credit Risk Adjustment Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		14,990	29,142	15,699
Unrealized gains (losses) during year		12,850	(15,403)	12,688
Less: reclassification adjustments for losses (gains) included in net income		399	1,251	755
Change during year		13,249	(14,152)	13,443
Balance at end of fiscal year		¥ 28,239	¥ 14,990	¥ 29,142

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 16 “Accumulated other comprehensive income (loss), net of tax.”